ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME	12 Months Ended
Dec. 31, 2024
ACCUMULATED OTHER COMPREHENSIVE INCOME (LOSS) [Abstract]
ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
NOTE 14 - ACCUMULATED OTHER COMPREHENSIVE (LOSS) INCOME
Accumulated other comprehensive (loss) income, net of tax, consisted of the following:

	December 31,
	2024	2023
Foreign currency translation adjustments	$(2,717)	$(1,290)

Accumulated other comprehensive loss	$(2,717)	$(1,290)